Earnings (Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
earnings per share [Line Items]
Net (loss) income attributable to SunEdison Semiconductor Limited shareholders	$ (79.4)	$ 9.3	$ (79.7)	$ (14.4)	$ (57.7)	$ 121.3	$ (557.9)
Weighted Average Number of Shares Outstanding, Basic	41.5	41.5	41.5	41.5
(Loss) earnings per share, Basic	$ (1.91)	$ 0.22	$ (1.92)	$ (0.35)
Weighted Average Number of Shares Outstanding, Diluted	41.5	41.5	41.5	41.5
(Loss) earnings per share, Diluted	$ (1.91)	$ 0.22	$ (1.92)	$ (0.35)
Restricted Stock [Member]
earnings per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1.4
Employee Stock Option [Member]
earnings per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1.7